SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Sep. 13, 2018
Segment Reporting Information [Line Items]
Revenues	$ 253,335	$ 234,636	$ 199,574
Operating income	62,378	56,535	47,998
Assets	137,660	112,576	100,570
Goodwill	62,896	3,777	3,406	[1]	$ 59,402
Expenditures for assets	16,214	10,027	9,331
Depreciation and amortization	9,116	10,358	9,160
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues	181,357	169,752	141,940
Operating income	56,913	55,012	44,045
Assets	101,305	95,384	84,777
Goodwill	55,069	1,732	1,562
Expenditures for assets	15,677	9,346	9,063
Depreciation and amortization	8,630	10,030	8,980
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues	71,978	64,884	57,634
Operating income	5,465	1,523	3,953
Assets	36,355	17,192	15,793
Goodwill	7,827	2,045	1,844
Expenditures for assets	537	681	268
Depreciation and amortization	$ 486	$ 328	$ 180

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.